SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting Tables [Abstract]
Segment Reporting Tables [Text Block]

The balances for the year ended December 31, 2015 presented below, have been restated for discontinuing operations NIC, Romaneasca, Vojvodjansca, NBG Leasing d.o.o. and NBG Albania.
				Global	Insurance	International Banking		Other	Group
		Corporate &		markets &			Turkish
12-month period ended	Retail	Investment		Asset			Banking
December 31, 2015	Banking	Banking	SAU	Management			Operations
	(EUR in millions)

Net interest income	521	601	176	101	-	90	-	129	1.618
Net fee and commission income / (loss)	81	83	7	(175)	-	25	-	(2)	19
Other	10	(13)	(12)	(72)	-	(4)	-	(33)	(124)
Total operating income / (loss)	612	671	171	(146)	-	111	-	94	1.513
Direct costs	(436)	(47)	(9)	(46)	-	(64)	-	(42)	(644)
Allocated costs and provisions (1)	(1.829)	(1.106)	(848)	(127)	-	(42)	-	(537)	(4.489)
Share of profit of equity method investments	-	-	-	1	-	-	-	-	1
Profit / (loss) before tax	(1.653)	(482)	(686)	(318)	-	5	-	(485)	(3.619)

Segment assets as at December 31, 2015
Segment assets	19.972	11.684	1.824	13.000		3.386		18.940	68.806
Deferred tax assets and Current income tax advance									5.471
Non-current assets held for sale					2.756	6.375	26.998	769	36.898
Total assets									111.175
IFRS to U.S. GAAP differences									(11.300)
U.S. GAAP total assets									99.875

Other Segment items
Depreciation & amortization	10	3	-	1	-	4	-	75	93
Credit provisions and other impairment charges	1.548	1.069	826	(10)	-	30	-	641	4.104
Non- current assets additions	7	9	-	4	-	20	-	134	174

(1)	Includes depreciation and amortization on investment property, property & equipment, software & other intangible assets and amortization and write-offs of intangible assets recognized on business combinations.

Breakdown by business segment
				Global	Insurance	International Banking		Other	Group
		Corporate &		markets &			Turkish
12-month period ended	Retail	Investment		Asset			Banking
December 31, 2016	Banking	Banking	SAU	Management			Operations
	(EUR in millions)

Net interest income	535	571	132	188	-	97	-	125	1.648
Net fee and commission income / (loss)	86	85	6	(35)	-	23	-	12	177
Other	13	(37)	(13)	(160)	-	9	-	195	7
Total operating income / (loss)	634	619	125	(7)	-	129	-	332	1.832
Direct costs	(426)	(40)	(11)	(46)	-	(74)	-	(32)	(629)
Allocated costs and provisions (1)	(482)	(274)	(164)	(24)	-	(14)	-	(203)	(1.161)
Share of profit of equity method investments	-	-	-	1	-	-	-	-	1
Profit / (loss) before tax	(274)	305	(50)	(76)	-	41	-	97	43

Segment assets as at December 31, 2016
Segment assets	18.997	11.115	2.019	11.750	2.789	5.776	-	16.686	69.132
Deferred tax assets and Current income tax advance									5.674
Non-current assets held for sale						3.725			3.725
Total assets									78.531
IFRS to U.S. GAAP differences									(8.189)
U.S. GAAP total assets									70.342

Other Segment items
Depreciation & amortization	12	2	-	1	-	5	-	73	93
Credit provisions and other impairment charges	198	237	141	2	-	14	-	192	784
Non- current assets additions	13	4	-	1	6	14	-	97	135

(1)	Includes depreciation and amortisation on investment property, property & equipment, software & other intangible assets and amortization and write-offs of intangible assets recognized on business combinations.

Breakdown by business segment
				Global	Insurance	International Banking		Other	Group
		Corporate &		markets &			Turkish
12-month period ended	Retail	Investment		Asset			Banking
December 31, 2017	Banking	Banking	SAU	Management			Operations
	(EUR in millions)

Net interest income	507	510	127	180	-	92	-	135	1.551
Net fee and commission income / (loss)	94	91	4	25	-	22	-	4	240
Other	18	(40)	(13)	(181)	-	1	-	41	(174)
Total operating income / (loss)	619	561	118	24	-	115	-	180	1.617
Direct costs	(437)	(40)	(12)	(33)	-	(76)	-	(13)	(611)
Allocated costs and provisions (1)	(560)	(117)	(185)	(12)	-	(21)	-	(249)	(1.144)
Share of profit of equity method investments	-	-	-	-	-	-	-	1	1
Profit / (loss) before tax	(378)	404	(79)	(21)	-	18	-	(81)	(137)

Segment assets as at December 31, 2017
Segment assets	17.468	10.813	2.158	8.697	-	3.023	-	12.262	54.421
Deferred tax assets and Current income tax advance									5.337
Non-current assets held for sale					3.150	1.860			5.010
Total assets									64.768
IFRS to U.S. GAAP differences									(7.940)
U.S. GAAP total assets									56.828

Other Segment items
Depreciation & amortization	33	4	1	2	-	4	-	47	91
Credit provisions and other impairment charges	405	93	167	1	-	21	-	124	811
Non- current assets additions	8	-	-	1	-	2	-	160	171

(1)	Includes depreciation and amortization on investment property, property and equipment, software and other intangible assets and amortization and write-offs of intangible assets recognized on business combinations.

Reconciliation of Loss before tax per IFRS reported for the segments to loss before income tax per US GAAP	2015	2016	2017
	(EUR in millions)
Loss before tax from continuing operations	(3.625)	43	(137)
Hedging of Interest Rate Risk and Net Investment Hedge	276	(118)	188
Difference in loan interest income recognition	(81)	(62)	(46)
Contingent convertible bonds accruals	(10)	(158)	-
Sale of Astir Vouliagmenis S.A. / NBGI PE Funds	-	51	-
Sale of real estate accounted for as a financing obligation	(37)	(34)	(35)
Impairment of premises and equipment	94	19	13
Bonds' portfolio classification	(3)	7	23
Other	34	(8)	(18)
Loss before income tax	(3.352)	(260)	(12)

Breakdown of total assets, total revenue, income / (loss) before income tax and net income/ (loss) attributable to NBG shareholders by geographical location

	Total assets	Total revenue(1), (2)	Income / (loss) before income tax (2)	Net income / (loss) attributable to NBG shareholders
	(EUR in millions)
12-month period ended December 31, 2015
Domestic …………………………………………	65.694	2.259	(3.273)	(3.254)
Other International …………………………………………..	9.874	165	(79)	(87)
Turkish operations (Discontinued)………………………………………	24.307	-	-	(5.123)
Group …………………………………………….	99.875	2.424	(3.352)	(8.464)

12-month period ended December 31, 2016
Domestic …………………………………………	60.854	1.778	(486)	(466)
Other International …………………………………………..	9.488	305	226	272
Turkish operations (Discontinued)………………………………………	-	-	-	(106)
Group …………………………………………….	70.342	2.083	(260)	(300)

12-month period ended December 31, 2017
Domestic …………………………………………	52.373	1.936	(91)	316
Other International …………………………………………..	4.455	174	79	(546)
Group …………………………………………….	56.828	2.110	(12)	(230)

(1)	Total revenue includes OTTI on available for sale securities.
(2)	Total revenue and Income/(loss) before income tax were calculated based on continuing operations